Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000098128
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class A
Trading Symbol	EAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. detracted amid Global Blue integration concerns, leadership change and valuation pressure. The position was sold by the end of the period

↓ An overweight position in Nutanix, Inc. hurt returns as the stock underperformed due to missing revenue estimates and lowered guidance. The position was sold by the end of the period

↓ An overweight position in Gartner, Inc. lost value as government spending cuts and rising artificial intelligence (AI) alternatives challenged future growth expectations. The position was sold by the end of the period

↓ Among sectors, stock selection in financials, industrials, health care and real estate hurt returns the most

↑ An overweight position in Lam Research Corp. helped returns as the stock benefitted from surging demand for semiconductor equipment tied to the AI boom

↑ An overweight position in Broadcom Inc. rose in value on AI chip demand and strong earnings

↑ An underweight position in Visa, Inc. helped as the stock underperformed due to margin concerns and future competition worries

↑ Among sectors, stock selection in consumer staples and consumer discretionary, as well as underweights to consumer discretionary and financials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
2/16	$10,000	$10,000	$10,000
3/16	$9,931	$10,664	$10,670
4/16	$9,977	$10,705	$10,572
5/16	$10,244	$10,898	$10,778
6/16	$10,081	$10,926	$10,735
7/16	$10,694	$11,329	$11,242
8/16	$10,694	$11,345	$11,186
9/16	$10,766	$11,347	$11,227
10/16	$10,538	$11,140	$10,964
11/16	$10,623	$11,552	$11,202
12/16	$10,623	$11,781	$11,341
1/17	$11,105	$12,004	$11,723
2/17	$11,477	$12,481	$12,210
3/17	$11,457	$12,495	$12,351
4/17	$11,764	$12,624	$12,634
5/17	$12,077	$12,801	$12,962
6/17	$12,083	$12,881	$12,928
7/17	$12,271	$13,146	$13,272
8/17	$12,329	$13,186	$13,515
9/17	$12,440	$13,458	$13,691
10/17	$12,649	$13,772	$14,221
11/17	$13,080	$14,195	$14,653
12/17	$13,295	$14,352	$14,767
1/18	$14,378	$15,174	$15,813
2/18	$14,117	$14,615	$15,398
3/18	$13,660	$14,244	$14,976
4/18	$13,869	$14,298	$15,028
5/18	$14,515	$14,643	$15,687
6/18	$14,626	$14,733	$15,838
7/18	$15,037	$15,281	$16,303
8/18	$15,629	$15,779	$17,195
9/18	$15,884	$15,869	$17,291
10/18	$14,458	$14,784	$15,744
11/18	$14,498	$15,085	$15,912
12/18	$13,377	$13,723	$14,544
1/19	$14,805	$14,823	$15,851
2/19	$15,362	$15,299	$16,418
3/19	$15,634	$15,596	$16,885
4/19	$16,262	$16,228	$17,648
5/19	$14,727	$15,196	$16,533
6/19	$15,877	$16,267	$17,669
7/19	$16,212	$16,501	$18,068
8/19	$15,756	$16,240	$17,929
9/19	$15,525	$16,544	$17,932
10/19	$16,072	$16,902	$18,437
11/19	$16,879	$17,516	$19,255
12/19	$17,317	$18,044	$19,836
1/20	$17,535	$18,037	$20,279
2/20	$16,338	$16,552	$18,898
3/20	$14,553	$14,508	$17,039
4/20	$16,850	$16,368	$19,560
5/20	$18,205	$17,147	$20,874
6/20	$19,071	$17,488	$21,783
7/20	$20,306	$18,474	$23,459
8/20	$22,280	$19,802	$25,879
9/20	$21,300	$19,050	$24,662
10/20	$20,814	$18,543	$23,824
11/20	$23,885	$20,573	$26,263
12/20	$24,973	$21,364	$27,471
1/21	$24,635	$21,148	$27,268
2/21	$25,682	$21,732	$27,262
3/21	$25,542	$22,683	$27,730
4/21	$26,910	$23,894	$29,617
5/21	$26,646	$24,061	$29,207
6/21	$27,817	$24,622	$31,040
7/21	$28,089	$25,207	$32,063
8/21	$28,740	$25,974	$33,261
9/21	$27,141	$24,766	$31,399
10/21	$28,889	$26,501	$34,118
11/21	$28,411	$26,317	$34,327
12/21	$29,026	$27,497	$35,053
1/22	$26,271	$26,074	$32,044
2/22	$25,433	$25,293	$30,683
3/22	$25,317	$26,232	$31,883
4/22	$21,974	$23,945	$28,033
5/22	$21,705	$23,989	$27,381
6/22	$19,556	$22,009	$25,212
7/22	$22,042	$24,038	$28,238
8/22	$21,040	$23,058	$26,923
9/22	$18,863	$20,934	$24,306
10/22	$20,317	$22,629	$25,726
11/22	$21,310	$23,893	$26,899
12/22	$19,618	$22,517	$24,839
1/23	$21,411	$23,932	$26,910
2/23	$20,673	$23,348	$26,590
3/23	$22,275	$24,205	$28,408
4/23	$22,606	$24,583	$28,688
5/23	$23,598	$24,690	$29,995
6/23	$25,250	$26,321	$32,047
7/23	$26,217	$27,167	$33,126
8/23	$26,115	$26,734	$32,829
9/23	$24,589	$25,459	$31,044
10/23	$24,182	$24,924	$30,602
11/23	$26,649	$27,200	$33,937
12/23	$27,835	$28,436	$35,440
1/24	$29,013	$28,914	$36,324
2/24	$31,264	$30,458	$38,803
3/24	$31,827	$31,438	$39,486
4/24	$30,178	$30,154	$37,811
5/24	$32,494	$31,649	$40,074
6/24	$34,824	$32,784	$42,777
7/24	$34,183	$33,183	$42,049
8/24	$35,138	$33,988	$42,925
9/24	$35,727	$34,714	$44,141
10/24	$35,596	$34,399	$43,995
11/24	$37,507	$36,419	$46,848
12/24	$37,378	$35,551	$47,262
1/25	$38,235	$36,541	$48,197
2/25	$37,157	$36,064	$46,465
3/25	$34,077	$34,032	$42,551
4/25	$34,629	$33,801	$43,305
5/25	$37,323	$35,929	$47,136
6/25	$39,685	$37,756	$50,141
7/25	$41,025	$38,603	$52,034
8/25	$40,790	$39,386	$52,616
9/25	$41,978	$40,823	$55,411
10/25	$43,539	$41,779	$57,424
11/25	$43,111	$41,881	$56,383
12/25	$42,676	$41,907	$56,034
1/26	$42,396	$42,515	$55,187
2/26	$41,863	$42,249	$53,356

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	10.42%	9.82%	16.01%
Class A with 5.25% Maximum Sales Charge	4.63%	8.64%	15.38%
S&P 500® Index	16.99%	14.18%	15.49%
Russell 1000® Growth Index	14.78%	14.36%	18.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 108,939,610
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 655,996
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$108,939,610
# of Portfolio Holdings	34
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$655,996

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Consumer Staples	2.4%
Financials	4.1%
Industrials	7.4%
Health Care	8.2%
Consumer Discretionary	12.4%
Communication Services	14.0%
Information Technology	49.9%

Exposure Basis Explanation [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	10.0%
Apple, Inc.	9.8%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	6.4%
Alphabet, Inc., Class C	6.4%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	3.8%
Netflix, Inc.	2.8%
Lam Research Corp.	2.5%
Total	67.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098129
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class C
Trading Symbol	ECFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.80%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. detracted amid Global Blue integration concerns, leadership change and valuation pressure. The position was sold by the end of the period

↓ An overweight position in Nutanix, Inc. hurt returns as the stock underperformed due to missing revenue estimates and lowered guidance. The position was sold by the end of the period

↓ An overweight position in Gartner, Inc. lost value as government spending cuts and rising artificial intelligence (AI) alternatives challenged future growth expectations. The position was sold by the end of the period

↓ Among sectors, stock selection in financials, industrials, health care and real estate hurt returns the most

↑ An overweight position in Lam Research Corp. helped returns as the stock benefitted from surging demand for semiconductor equipment tied to the AI boom

↑ An overweight position in Broadcom Inc. rose in value on AI chip demand and strong earnings

↑ An underweight position in Visa, Inc. helped as the stock underperformed due to margin concerns and future competition worries

↑ Among sectors, stock selection in consumer staples and consumer discretionary, as well as underweights to consumer discretionary and financials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	S&P 500® Index	Russell 1000® Growth Index
2/16	$10,000	$10,000	$10,000
3/16	$10,463	$10,664	$10,670
4/16	$10,506	$10,705	$10,572
5/16	$10,783	$10,898	$10,778
6/16	$10,598	$10,926	$10,735
7/16	$11,239	$11,329	$11,242
8/16	$11,232	$11,345	$11,186
9/16	$11,303	$11,347	$11,227
10/16	$11,054	$11,140	$10,964
11/16	$11,140	$11,552	$11,202
12/16	$11,125	$11,781	$11,341
1/17	$11,631	$12,004	$11,723
2/17	$12,009	$12,481	$12,210
3/17	$11,987	$12,495	$12,351
4/17	$12,293	$12,624	$12,634
5/17	$12,614	$12,801	$12,962
6/17	$12,614	$12,881	$12,928
7/17	$12,799	$13,146	$13,272
8/17	$12,849	$13,186	$13,515
9/17	$12,956	$13,458	$13,691
10/17	$13,162	$13,772	$14,221
11/17	$13,604	$14,195	$14,653
12/17	$13,825	$14,352	$14,767
1/18	$14,943	$15,174	$15,813
2/18	$14,658	$14,615	$15,398
3/18	$14,181	$14,244	$14,976
4/18	$14,387	$14,298	$15,028
5/18	$15,043	$14,643	$15,687
6/18	$15,157	$14,733	$15,838
7/18	$15,570	$15,281	$16,303
8/18	$16,167	$15,779	$17,195
9/18	$16,423	$15,869	$17,291
10/18	$14,937	$14,784	$15,744
11/18	$14,973	$15,085	$15,912
12/18	$13,806	$13,723	$14,544
1/19	$15,272	$14,823	$15,851
2/19	$15,836	$15,299	$16,418
3/19	$16,111	$15,596	$16,885
4/19	$16,746	$16,228	$17,648
5/19	$15,154	$15,196	$16,533
6/19	$16,330	$16,267	$17,669
7/19	$16,659	$16,501	$18,068
8/19	$16,182	$16,240	$17,929
9/19	$15,929	$16,544	$17,932
10/19	$16,482	$16,902	$18,437
11/19	$17,305	$17,516	$19,255
12/19	$17,737	$18,044	$19,836
1/20	$17,953	$18,037	$20,279
2/20	$16,717	$16,552	$18,898
3/20	$14,883	$14,508	$17,039
4/20	$17,215	$16,368	$19,560
5/20	$18,592	$17,147	$20,874
6/20	$19,463	$17,488	$21,783
7/20	$20,707	$18,474	$23,459
8/20	$22,708	$19,802	$25,879
9/20	$21,694	$19,050	$24,662
10/20	$21,192	$18,543	$23,824
11/20	$24,302	$20,573	$26,263
12/20	$25,392	$21,364	$27,471
1/21	$25,035	$21,148	$27,268
2/21	$26,078	$21,732	$27,262
3/21	$25,923	$22,683	$27,730
4/21	$27,296	$23,894	$29,617
5/21	$27,012	$24,061	$29,207
6/21	$28,175	$24,622	$31,040
7/21	$28,441	$25,207	$32,063
8/21	$29,082	$25,974	$33,261
9/21	$27,443	$24,766	$31,399
10/21	$29,192	$26,501	$34,118
11/21	$28,688	$26,317	$34,327
12/21	$29,294	$27,497	$35,053
1/22	$26,494	$26,074	$32,044
2/22	$25,640	$25,293	$30,683
3/22	$25,500	$26,232	$31,883
4/22	$22,127	$23,945	$28,033
5/22	$21,835	$23,989	$27,381
6/22	$19,662	$22,009	$25,212
7/22	$22,149	$24,038	$28,238
8/22	$21,122	$23,058	$26,923
9/22	$18,927	$20,934	$24,306
10/22	$20,376	$22,629	$25,726
11/22	$21,360	$23,893	$26,899
12/22	$19,656	$22,517	$24,839
1/23	$21,437	$23,932	$26,910
2/23	$20,680	$23,348	$26,590
3/23	$22,267	$24,205	$28,408
4/23	$22,579	$24,583	$28,688
5/23	$23,558	$24,690	$29,995
6/23	$25,190	$26,321	$32,047
7/23	$26,139	$27,167	$33,126
8/23	$26,021	$26,734	$32,829
9/23	$24,478	$25,459	$31,044
10/23	$24,062	$24,924	$30,602
11/23	$26,510	$27,200	$33,937
12/23	$27,672	$28,436	$35,440
1/24	$28,823	$28,914	$36,324
2/24	$31,048	$30,458	$38,803
3/24	$31,585	$31,438	$39,486
4/24	$29,928	$30,154	$37,811
5/24	$32,199	$31,649	$40,074
6/24	$34,501	$32,784	$42,777
7/24	$33,842	$33,183	$42,049
8/24	$34,762	$33,988	$42,925
9/24	$35,315	$34,714	$44,141
10/24	$35,161	$34,399	$43,995
11/24	$37,034	$36,419	$46,848
12/24	$36,882	$35,551	$47,262
1/25	$37,700	$36,541	$48,197
2/25	$36,620	$36,064	$46,465
3/25	$33,559	$34,032	$42,551
4/25	$34,082	$33,801	$43,305
5/25	$36,718	$35,929	$47,136
6/25	$39,010	$37,756	$50,141
7/25	$40,303	$38,603	$52,034
8/25	$40,041	$39,386	$52,616
9/25	$41,187	$40,823	$55,411
10/25	$42,693	$41,779	$57,424
11/25	$42,251	$41,881	$56,383
12/25	$41,801	$41,907	$56,034
1/26	$41,493	$42,515	$55,187
2/26	$41,606	$42,249	$53,356

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.59%	9.00%	15.31%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	8.77%	9.00%	15.31%
S&P 500® Index	16.99%	14.18%	15.49%
Russell 1000® Growth Index	14.78%	14.36%	18.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 108,939,610
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 655,996
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$108,939,610
# of Portfolio Holdings	34
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$655,996

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Consumer Staples	2.4%
Financials	4.1%
Industrials	7.4%
Health Care	8.2%
Consumer Discretionary	12.4%
Communication Services	14.0%
Information Technology	49.9%

Exposure Basis Explanation [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	10.0%
Apple, Inc.	9.8%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	6.4%
Alphabet, Inc., Class C	6.4%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	3.8%
Netflix, Inc.	2.8%
Lam Research Corp.	2.5%
Total	67.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098130
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class I
Trading Symbol	EIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. detracted amid Global Blue integration concerns, leadership change and valuation pressure. The position was sold by the end of the period

↓ An overweight position in Nutanix, Inc. hurt returns as the stock underperformed due to missing revenue estimates and lowered guidance. The position was sold by the end of the period

↓ An overweight position in Gartner, Inc. lost value as government spending cuts and rising artificial intelligence (AI) alternatives challenged future growth expectations. The position was sold by the end of the period

↓ Among sectors, stock selection in financials, industrials, health care and real estate hurt returns the most

↑ An overweight position in Lam Research Corp. helped returns as the stock benefitted from surging demand for semiconductor equipment tied to the AI boom

↑ An overweight position in Broadcom Inc. rose in value on AI chip demand and strong earnings

↑ An underweight position in Visa, Inc. helped as the stock underperformed due to margin concerns and future competition worries

↑ Among sectors, stock selection in consumer staples and consumer discretionary, as well as underweights to consumer discretionary and financials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	S&P 500® Index	Russell 1000® Growth Index
2/16	$1,000,000	$1,000,000	$1,000,000
3/16	$1,047,716	$1,066,397	$1,066,986
4/16	$1,053,170	$1,070,532	$1,057,243
5/16	$1,081,800	$1,089,756	$1,077,774
6/16	$1,064,758	$1,092,580	$1,073,541
7/16	$1,130,198	$1,132,862	$1,124,214
8/16	$1,129,516	$1,134,453	$1,118,629
9/16	$1,137,696	$1,134,667	$1,122,720
10/16	$1,113,838	$1,113,969	$1,096,356
11/16	$1,123,381	$1,155,225	$1,120,210
12/16	$1,123,381	$1,178,060	$1,134,078
1/17	$1,174,506	$1,200,403	$1,172,294
2/17	$1,214,042	$1,248,066	$1,220,986
3/17	$1,212,679	$1,249,522	$1,235,109
4/17	$1,244,717	$1,262,355	$1,263,356
5/17	$1,278,119	$1,280,119	$1,296,206
6/17	$1,279,482	$1,288,109	$1,292,792
7/17	$1,299,115	$1,314,596	$1,327,153
8/17	$1,305,952	$1,318,621	$1,351,482
9/17	$1,317,576	$1,345,821	$1,369,053
10/17	$1,340,140	$1,377,227	$1,422,100
11/17	$1,385,950	$1,419,466	$1,465,303
12/17	$1,409,198	$1,435,248	$1,476,711
1/18	$1,524,751	$1,517,422	$1,581,301
2/18	$1,496,717	$1,461,494	$1,539,838
3/18	$1,448,855	$1,424,353	$1,497,611
4/18	$1,471,418	$1,429,818	$1,502,843
5/18	$1,539,793	$1,464,251	$1,568,714
6/18	$1,552,784	$1,473,263	$1,583,818
7/18	$1,595,860	$1,528,089	$1,630,314
8/18	$1,659,362	$1,577,882	$1,719,453
9/18	$1,686,726	$1,586,863	$1,729,064
10/18	$1,535,173	$1,478,401	$1,574,439
11/18	$1,540,085	$1,508,528	$1,591,162
12/18	$1,421,982	$1,372,322	$1,454,358
1/19	$1,573,750	$1,482,294	$1,585,084
2/19	$1,632,813	$1,529,888	$1,641,798
3/19	$1,662,718	$1,559,616	$1,688,529
4/19	$1,730,004	$1,622,765	$1,764,816
5/19	$1,566,274	$1,519,641	$1,653,327
6/19	$1,689,632	$1,626,740	$1,766,872
7/19	$1,725,518	$1,650,119	$1,806,769
8/19	$1,676,966	$1,623,981	$1,792,932
9/19	$1,652,848	$1,654,366	$1,793,154
10/19	$1,711,636	$1,690,199	$1,843,706
11/19	$1,798,310	$1,751,552	$1,925,499
12/19	$1,844,872	$1,804,417	$1,983,593
1/20	$1,868,494	$1,803,710	$2,027,937
2/20	$1,741,723	$1,655,230	$1,889,831
3/20	$1,551,173	$1,450,788	$1,703,917
4/20	$1,796,054	$1,636,770	$1,956,048
5/20	$1,940,935	$1,714,726	$2,087,366
6/20	$2,034,635	$1,748,827	$2,178,260
7/20	$2,166,131	$1,847,435	$2,345,853
8/20	$2,377,345	$1,980,229	$2,587,927
9/20	$2,273,281	$1,904,987	$2,466,165
10/20	$2,221,652	$1,854,326	$2,382,410
11/20	$2,550,786	$2,057,308	$2,626,349
12/20	$2,666,933	$2,136,408	$2,747,138
1/21	$2,631,649	$2,114,839	$2,726,812
2/21	$2,743,524	$2,173,156	$2,726,181
3/21	$2,728,894	$2,268,330	$2,773,017
4/21	$2,876,053	$2,389,388	$2,961,690
5/21	$2,848,515	$2,406,077	$2,920,726
6/21	$2,974,159	$2,462,246	$3,103,965
7/21	$3,004,280	$2,520,737	$3,206,261
8/21	$3,074,847	$2,597,381	$3,326,139
9/21	$2,904,452	$2,476,578	$3,139,856
10/21	$3,092,059	$2,650,091	$3,411,816
11/21	$3,041,284	$2,631,729	$3,432,676
12/21	$3,108,169	$2,749,673	$3,505,253
1/22	$2,813,109	$2,607,385	$3,204,414
2/22	$2,724,792	$2,529,316	$3,068,311
3/22	$2,712,748	$2,623,229	$3,188,337
4/22	$2,355,464	$2,394,478	$2,803,308
5/22	$2,326,360	$2,398,871	$2,738,137
6/22	$2,096,534	$2,200,859	$2,521,246
7/22	$2,363,493	$2,403,788	$2,823,848
8/22	$2,256,107	$2,305,757	$2,692,302
9/22	$2,023,271	$2,093,400	$2,430,568
10/22	$2,179,833	$2,262,885	$2,572,631
11/22	$2,287,219	$2,389,344	$2,689,858
12/22	$2,106,233	$2,251,683	$2,483,932
1/23	$2,299,141	$2,393,165	$2,690,961
2/23	$2,219,091	$2,334,774	$2,659,002
3/23	$2,392,314	$2,420,494	$2,840,761
4/23	$2,427,746	$2,458,274	$2,868,789
5/23	$2,535,354	$2,468,959	$2,999,543
6/23	$2,712,514	$2,632,097	$3,204,669
7/23	$2,817,497	$2,716,653	$3,312,633
8/23	$2,806,999	$2,673,399	$3,282,889
9/23	$2,642,962	$2,545,937	$3,104,353
10/23	$2,599,656	$2,492,405	$3,060,155
11/23	$2,867,364	$2,720,025	$3,393,745
12/23	$2,995,066	$2,843,597	$3,544,027
1/24	$3,123,233	$2,891,382	$3,632,421
2/24	$3,364,727	$3,045,769	$3,880,250
3/24	$3,426,787	$3,143,765	$3,948,559
4/24	$3,250,051	$3,015,360	$3,781,078
5/24	$3,500,989	$3,164,875	$4,007,433
6/24	$3,751,927	$3,278,438	$4,277,660
7/24	$3,683,122	$3,318,344	$4,204,895
8/24	$3,787,005	$3,398,836	$4,292,474
9/24	$3,850,414	$3,471,425	$4,414,083
10/24	$3,838,272	$3,439,944	$4,399,475
11/24	$4,044,688	$3,641,873	$4,684,827
12/24	$4,031,417	$3,555,057	$4,726,181
1/25	$4,125,171	$3,654,056	$4,819,666
2/25	$4,010,109	$3,606,378	$4,646,511
3/25	$3,677,709	$3,403,179	$4,255,091
4/25	$3,738,791	$3,380,102	$4,330,452
5/25	$4,029,996	$3,592,862	$4,713,613
6/25	$4,287,109	$3,775,568	$5,014,137
7/25	$4,432,001	$3,860,303	$5,203,432
8/25	$4,406,432	$3,938,558	$5,261,606
9/25	$4,537,119	$4,082,315	$5,541,118
10/25	$4,706,161	$4,177,897	$5,742,400
11/25	$4,660,704	$4,188,137	$5,638,331
12/25	$4,614,747	$4,190,701	$5,603,377
1/26	$4,584,539	$4,251,467	$5,518,678
2/26	$4,531,498	$4,224,857	$5,335,642

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	10.69%	10.10%	16.30%
S&P 500® Index	16.99%	14.18%	15.49%
Russell 1000® Growth Index	14.78%	14.36%	18.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 108,939,610
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 655,996
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$108,939,610
# of Portfolio Holdings	34
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$655,996

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Consumer Staples	2.4%
Financials	4.1%
Industrials	7.4%
Health Care	8.2%
Consumer Discretionary	12.4%
Communication Services	14.0%
Information Technology	49.9%

Exposure Basis Explanation [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	13.8%
Microsoft Corp.	10.0%
Apple, Inc.	9.8%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	6.4%
Alphabet, Inc., Class C	6.4%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	3.8%
Netflix, Inc.	2.8%
Lam Research Corp.	2.5%
Total	67.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098131
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class A
Trading Symbol	EAFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares were impacted by weaker-than-expected jobs markets

↓ An out-of-index position in Ryan Specialty Holdings, Inc. detracted as rising operating costs and margin compression offset solid top-line growth

↓ An overweight position in Boston Scientific Corp. detracted as weaker investor sentiment followed product sales misses, slower growth guidance, and heightened legal and regulatory risks

↓ Stock selections and sector positioning in health care, industrials  and consumer discretionary sectors hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as Artificial Intelligence (AI) growth boosted demand for its high-bandwidth memory chips

↑ An overweight position in Intel Corp. rose in value, driven by major government and strategic investments, progress in advanced chip manufacturing, and improving AI-related demand

↑ An overweight position in Johnson Controls International Plc. increased in value as strong demand for data center cooling and building efficiency solutions-boosted orders, margins and earnings guidance amid AI driven infrastructure spending

↑ Among sectors, stock selections in information technology, financials and energy helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2/16	$10,000	$10,000	$10,000
3/16	$9,841	$10,701	$10,718
4/16	$9,907	$10,767	$10,943
5/16	$10,053	$10,960	$11,113
6/16	$10,025	$10,982	$11,209
7/16	$10,238	$11,418	$11,534
8/16	$10,260	$11,447	$11,623
9/16	$10,150	$11,465	$11,599
10/16	$9,959	$11,217	$11,419
11/16	$10,282	$11,719	$12,072
12/16	$10,620	$11,948	$12,373
1/17	$10,754	$12,173	$12,462
2/17	$11,102	$12,625	$12,909
3/17	$11,021	$12,634	$12,778
4/17	$11,080	$12,768	$12,754
5/17	$11,117	$12,898	$12,741
6/17	$11,354	$13,015	$12,950
7/17	$11,409	$13,260	$13,122
8/17	$11,327	$13,286	$12,969
9/17	$11,750	$13,610	$13,353
10/17	$11,943	$13,907	$13,450
11/17	$12,425	$14,329	$13,862
12/17	$12,758	$14,472	$14,064
1/18	$13,256	$15,235	$14,608
2/18	$12,735	$14,674	$13,910
3/18	$12,643	$14,379	$13,666
4/18	$12,881	$14,434	$13,711
5/18	$12,873	$14,841	$13,792
6/18	$12,965	$14,938	$13,826
7/18	$13,647	$15,434	$14,374
8/18	$13,964	$15,976	$14,586
9/18	$14,071	$16,002	$14,615
10/18	$13,029	$14,824	$13,858
11/18	$13,269	$15,121	$14,272
12/18	$12,007	$13,714	$12,901
1/19	$12,973	$14,891	$13,906
2/19	$13,416	$15,414	$14,350
3/19	$13,496	$15,640	$14,441
4/19	$14,418	$16,264	$14,953
5/19	$13,381	$15,212	$13,992
6/19	$14,382	$16,280	$14,996
7/19	$14,666	$16,522	$15,121
8/19	$14,242	$16,185	$14,676
9/19	$14,679	$16,469	$15,200
10/19	$14,777	$16,824	$15,412
11/19	$15,428	$17,463	$15,889
12/19	$15,891	$17,968	$16,326
1/20	$15,596	$17,948	$15,974
2/20	$14,013	$16,478	$14,427
3/20	$11,472	$14,212	$11,962
4/20	$12,908	$16,095	$13,307
5/20	$13,396	$16,955	$13,763
6/20	$13,285	$17,343	$13,671
7/20	$13,921	$18,328	$14,212
8/20	$14,506	$19,656	$14,799
9/20	$14,128	$18,940	$14,436
10/20	$13,882	$18,531	$14,246
11/20	$15,658	$20,785	$16,162
12/20	$16,205	$21,721	$16,782
1/21	$15,968	$21,624	$16,628
2/21	$17,165	$22,300	$17,633
3/21	$18,115	$23,099	$18,671
4/21	$18,875	$24,290	$19,418
5/21	$19,188	$24,401	$19,871
6/21	$18,998	$25,002	$19,643
7/21	$18,970	$25,425	$19,800
8/21	$19,302	$26,150	$20,193
9/21	$18,761	$24,977	$19,490
10/21	$19,796	$26,666	$20,480
11/21	$18,941	$26,260	$19,758
12/21	$20,012	$27,294	$21,005
1/22	$20,117	$25,688	$20,515
2/22	$20,274	$25,041	$20,277
3/22	$20,504	$25,854	$20,850
4/22	$19,417	$23,533	$19,674
5/22	$19,793	$23,502	$20,056
6/22	$18,225	$21,536	$18,304
7/22	$19,438	$23,556	$19,517
8/22	$18,884	$22,677	$18,936
9/22	$17,463	$20,574	$17,275
10/22	$19,375	$22,261	$19,047
11/22	$20,368	$23,423	$20,237
12/22	$19,312	$22,052	$19,421
1/23	$20,450	$23,571	$20,428
2/23	$19,604	$23,020	$19,707
3/23	$18,726	$23,635	$19,617
4/23	$19,117	$23,887	$19,912
5/23	$18,661	$23,980	$19,144
6/23	$19,800	$25,618	$20,416
7/23	$20,776	$26,536	$21,134
8/23	$20,038	$26,024	$20,563
9/23	$19,182	$24,784	$19,770
10/23	$18,260	$24,127	$19,072
11/23	$19,539	$26,377	$20,511
12/23	$20,879	$27,776	$21,647
1/24	$20,244	$28,084	$21,670
2/24	$21,247	$29,604	$22,469
3/24	$22,451	$30,559	$23,593
4/24	$22,239	$29,214	$22,585
5/24	$22,986	$30,594	$23,301
6/24	$22,440	$31,542	$23,082
7/24	$23,198	$32,128	$24,262
8/24	$23,387	$32,827	$24,912
9/24	$23,934	$33,506	$25,258
10/24	$23,655	$33,260	$24,980
11/24	$25,126	$35,473	$26,575
12/24	$23,438	$34,389	$24,758
1/25	$24,245	$35,474	$25,904
2/25	$24,067	$34,794	$26,009
3/25	$23,284	$32,765	$25,287
4/25	$22,204	$32,545	$24,516
5/25	$23,153	$34,608	$25,377
6/25	$23,818	$36,366	$26,244
7/25	$23,830	$37,167	$26,395
8/25	$24,340	$38,027	$27,236
9/25	$24,791	$39,339	$27,643
10/25	$25,017	$40,183	$27,765
11/25	$25,658	$40,293	$28,503
12/25	$25,915	$40,285	$28,696
1/26	$27,029	$40,910	$30,006
2/26	$28,350	$40,728	$30,791

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	15.32%	10.08%	11.57%
Class A with 5.25% Maximum Sales Charge	9.29%	8.90%	10.98%
Russell 3000® Index	17.02%	12.79%	15.07%
Russell 1000® Value Index	18.36%	11.78%	11.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 70,427,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,183,339
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$70,427,136
# of Portfolio Holdings	39
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$1,183,339

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	2.2%
Utilities	4.5%
Materials	5.7%
Communication Services	5.8%
Energy	7.6%
Consumer Staples	7.7%
Health Care	8.8%
Consumer Discretionary	9.2%
Information Technology	10.2%
Industrials	15.7%
Financials	22.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Exposure Basis Explanation [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	4.1%
Exxon Mobil Corp.	4.0%
Bristol-Myers Squibb Co.	3.5%
Bank of America Corp.	3.5%
Ball Corp.	3.2%
Meta Platforms, Inc., Class A	3.2%
United Parcel Service, Inc., Class B	3.2%
Micron Technology, Inc.	3.1%
Cisco Systems, Inc.	3.1%
Johnson Controls International PLC	3.0%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098132
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class C
Trading Symbol	ECFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.74%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares were impacted by weaker-than-expected jobs markets

↓ An out-of-index position in Ryan Specialty Holdings, Inc. detracted as rising operating costs and margin compression offset solid top-line growth

↓ An overweight position in Boston Scientific Corp. detracted as weaker investor sentiment followed product sales misses, slower growth guidance, and heightened legal and regulatory risks

↓ Stock selections and sector positioning in health care, industrials  and consumer discretionary sectors hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as Artificial Intelligence (AI) growth boosted demand for its high-bandwidth memory chips

↑ An overweight position in Intel Corp. rose in value, driven by major government and strategic investments, progress in advanced chip manufacturing, and improving AI-related demand

↑ An overweight position in Johnson Controls International Plc. increased in value as strong demand for data center cooling and building efficiency solutions-boosted orders, margins and earnings guidance amid AI driven infrastructure spending

↑ Among sectors, stock selections in information technology, financials and energy helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Russell 3000® Index	Russell 1000® Value Index
2/16	$10,000	$10,000	$10,000
3/16	$10,374	$10,701	$10,718
4/16	$10,445	$10,767	$10,943
5/16	$10,593	$10,960	$11,113
6/16	$10,554	$10,982	$11,209
7/16	$10,772	$11,418	$11,534
8/16	$10,788	$11,447	$11,623
9/16	$10,663	$11,465	$11,599
10/16	$10,452	$11,217	$11,419
11/16	$10,788	$11,719	$12,072
12/16	$11,132	$11,948	$12,373
1/17	$11,274	$12,173	$12,462
2/17	$11,628	$12,625	$12,909
3/17	$11,534	$12,634	$12,778
4/17	$11,597	$12,768	$12,754
5/17	$11,620	$12,898	$12,741
6/17	$11,864	$13,015	$12,950
7/17	$11,919	$13,260	$13,122
8/17	$11,825	$13,286	$12,969
9/17	$12,250	$13,610	$13,353
10/17	$12,454	$13,907	$13,450
11/17	$12,942	$14,329	$13,862
12/17	$13,281	$14,472	$14,064
1/18	$13,790	$15,235	$14,608
2/18	$13,240	$14,674	$13,910
3/18	$13,143	$14,379	$13,666
4/18	$13,378	$14,434	$13,711
5/18	$13,362	$14,841	$13,792
6/18	$13,442	$14,938	$13,826
7/18	$14,146	$15,434	$14,374
8/18	$14,466	$15,976	$14,586
9/18	$14,571	$16,002	$14,615
10/18	$13,480	$14,824	$13,858
11/18	$13,716	$15,121	$14,272
12/18	$12,400	$13,714	$12,901
1/19	$13,396	$14,891	$13,906
2/19	$13,843	$15,414	$14,350
3/19	$13,917	$15,640	$14,441
4/19	$14,867	$16,264	$14,953
5/19	$13,787	$15,212	$13,992
6/19	$14,811	$16,280	$14,996
7/19	$15,090	$16,522	$15,121
8/19	$14,645	$16,185	$14,676
9/19	$15,085	$16,469	$15,200
10/19	$15,179	$16,824	$15,412
11/19	$15,825	$17,463	$15,889
12/19	$16,298	$17,968	$16,326
1/20	$15,990	$17,948	$15,974
2/20	$14,355	$16,478	$14,427
3/20	$11,747	$14,212	$11,962
4/20	$13,200	$16,095	$13,307
5/20	$13,700	$16,955	$13,763
6/20	$13,575	$17,343	$13,671
7/20	$14,220	$18,328	$14,212
8/20	$14,803	$19,656	$14,799
9/20	$14,408	$18,940	$14,436
10/20	$14,141	$18,531	$14,246
11/20	$15,948	$20,785	$16,162
12/20	$16,496	$21,721	$16,782
1/21	$16,249	$21,624	$16,628
2/21	$17,455	$22,300	$17,633
3/21	$18,415	$23,099	$18,671
4/21	$19,166	$24,290	$19,418
5/21	$19,473	$24,401	$19,871
6/21	$19,265	$25,002	$19,643
7/21	$19,226	$25,425	$19,800
8/21	$19,552	$26,150	$20,193
9/21	$18,988	$24,977	$19,490
10/21	$20,027	$26,666	$20,480
11/21	$19,147	$26,260	$19,758
12/21	$20,221	$27,294	$21,005
1/22	$20,319	$25,688	$20,515
2/22	$20,460	$25,041	$20,277
3/22	$20,688	$25,854	$20,850
4/22	$19,571	$23,533	$19,674
5/22	$19,939	$23,502	$20,056
6/22	$18,346	$21,536	$18,304
7/22	$19,560	$23,556	$19,517
8/22	$18,985	$22,677	$18,936
9/22	$17,543	$20,574	$17,275
10/22	$19,451	$22,261	$19,047
11/22	$20,449	$23,423	$20,237
12/22	$19,368	$22,052	$19,421
1/23	$20,500	$23,571	$20,428
2/23	$19,637	$23,020	$19,707
3/23	$18,751	$23,635	$19,617
4/23	$19,132	$23,887	$19,912
5/23	$18,661	$23,980	$19,144
6/23	$19,783	$25,618	$20,416
7/23	$20,747	$26,536	$21,134
8/23	$19,996	$26,024	$20,563
9/23	$19,121	$24,784	$19,770
10/23	$18,201	$24,127	$19,072
11/23	$19,469	$26,377	$20,511
12/23	$20,784	$27,776	$21,647
1/24	$20,143	$28,084	$21,670
2/24	$21,116	$29,604	$22,469
3/24	$22,307	$30,559	$23,593
4/24	$22,089	$29,214	$22,585
5/24	$22,811	$30,594	$23,301
6/24	$22,261	$31,542	$23,082
7/24	$22,994	$32,128	$24,262
8/24	$23,166	$32,827	$24,912
9/24	$23,692	$33,506	$25,258
10/24	$23,395	$33,260	$24,980
11/24	$24,838	$35,473	$26,575
12/24	$23,156	$34,389	$24,758
1/25	$23,932	$35,474	$25,904
2/25	$23,750	$34,794	$26,009
3/25	$22,961	$32,765	$25,287
4/25	$21,893	$32,545	$24,516
5/25	$22,804	$34,608	$25,377
6/25	$23,447	$36,366	$26,244
7/25	$23,447	$37,167	$26,395
8/25	$23,932	$38,027	$27,236
9/25	$24,357	$39,339	$27,643
10/25	$24,563	$40,183	$27,765
11/25	$25,182	$40,293	$28,503
12/25	$25,412	$40,285	$28,696
1/26	$26,481	$40,910	$30,006
2/26	$28,154	$40,728	$30,791

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.45%	9.26%	10.90%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.45%	9.26%	10.90%
Russell 3000® Index	17.02%	12.79%	15.07%
Russell 1000® Value Index	18.36%	11.78%	11.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 70,427,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,183,339
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$70,427,136
# of Portfolio Holdings	39
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$1,183,339

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	2.2%
Utilities	4.5%
Materials	5.7%
Communication Services	5.8%
Energy	7.6%
Consumer Staples	7.7%
Health Care	8.8%
Consumer Discretionary	9.2%
Information Technology	10.2%
Industrials	15.7%
Financials	22.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Exposure Basis Explanation [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	4.1%
Exxon Mobil Corp.	4.0%
Bristol-Myers Squibb Co.	3.5%
Bank of America Corp.	3.5%
Ball Corp.	3.2%
Meta Platforms, Inc., Class A	3.2%
United Parcel Service, Inc., Class B	3.2%
Micron Technology, Inc.	3.1%
Cisco Systems, Inc.	3.1%
Johnson Controls International PLC	3.0%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class I
Trading Symbol	EIFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares were impacted by weaker-than-expected jobs markets

↓ An out-of-index position in Ryan Specialty Holdings, Inc. detracted as rising operating costs and margin compression offset solid top-line growth

↓ An overweight position in Boston Scientific Corp. detracted as weaker investor sentiment followed product sales misses, slower growth guidance, and heightened legal and regulatory risks

↓ Stock selections and sector positioning in health care, industrials  and consumer discretionary sectors hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as Artificial Intelligence (AI) growth boosted demand for its high-bandwidth memory chips

↑ An overweight position in Intel Corp. rose in value, driven by major government and strategic investments, progress in advanced chip manufacturing, and improving AI-related demand

↑ An overweight position in Johnson Controls International Plc. increased in value as strong demand for data center cooling and building efficiency solutions-boosted orders, margins and earnings guidance amid AI driven infrastructure spending

↑ Among sectors, stock selections in information technology, financials and energy helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Russell 3000® Index	Russell 1000® Value Index
2/16	$1,000,000	$1,000,000	$1,000,000
3/16	$1,038,580	$1,070,061	$1,071,764
4/16	$1,046,296	$1,076,693	$1,094,278
5/16	$1,061,728	$1,095,956	$1,111,275
6/16	$1,058,662	$1,098,209	$1,120,884
7/16	$1,081,828	$1,141,794	$1,153,430
8/16	$1,084,144	$1,144,706	$1,162,323
9/16	$1,073,334	$1,146,506	$1,159,901
10/16	$1,052,485	$1,121,700	$1,141,949
11/16	$1,087,233	$1,171,899	$1,207,171
12/16	$1,123,597	$1,194,766	$1,237,341
1/17	$1,137,691	$1,217,254	$1,246,156
2/17	$1,175,274	$1,262,526	$1,290,935
3/17	$1,166,661	$1,263,385	$1,277,785
4/17	$1,173,708	$1,276,776	$1,275,387
5/17	$1,176,840	$1,289,843	$1,274,137
6/17	$1,202,679	$1,301,483	$1,294,966
7/17	$1,209,305	$1,326,022	$1,312,176
8/17	$1,200,679	$1,328,577	$1,296,892
9/17	$1,245,381	$1,360,978	$1,335,302
10/17	$1,266,555	$1,390,678	$1,344,998
11/17	$1,317,531	$1,432,906	$1,386,183
12/17	$1,353,044	$1,447,227	$1,406,418
1/18	$1,405,803	$1,523,512	$1,460,792
2/18	$1,351,421	$1,467,356	$1,391,038
3/18	$1,341,681	$1,437,900	$1,366,568
4/18	$1,366,843	$1,443,365	$1,371,080
5/18	$1,366,843	$1,484,111	$1,379,219
6/18	$1,376,583	$1,493,817	$1,382,634
7/18	$1,449,633	$1,543,391	$1,437,358
8/18	$1,483,642	$1,597,591	$1,458,603
9/18	$1,495,035	$1,600,236	$1,461,495
10/18	$1,385,492	$1,482,406	$1,385,817
11/18	$1,410,030	$1,512,097	$1,427,191
12/18	$1,276,519	$1,371,367	$1,290,145
1/19	$1,378,979	$1,489,077	$1,390,563
2/19	$1,426,919	$1,541,446	$1,434,993
3/19	$1,436,319	$1,563,954	$1,444,117
4/19	$1,535,018	$1,626,406	$1,495,341
5/19	$1,424,099	$1,521,158	$1,399,195
6/19	$1,531,258	$1,627,999	$1,499,636
7/19	$1,562,278	$1,652,199	$1,512,066
8/19	$1,516,706	$1,618,519	$1,467,604
9/19	$1,564,014	$1,646,925	$1,519,964
10/19	$1,574,422	$1,682,378	$1,541,210
11/19	$1,643,492	$1,746,329	$1,588,858
12/19	$1,694,036	$1,796,752	$1,632,567
1/20	$1,662,738	$1,794,789	$1,597,445
2/20	$1,494,508	$1,647,844	$1,442,738
3/20	$1,223,579	$1,421,236	$1,196,182
4/20	$1,377,138	$1,609,465	$1,330,659
5/20	$1,429,954	$1,695,537	$1,376,259
6/20	$1,418,217	$1,734,300	$1,367,124
7/20	$1,486,683	$1,832,779	$1,421,171
8/20	$1,548,871	$1,965,553	$1,479,936
9/20	$1,508,745	$1,893,986	$1,443,584
10/20	$1,482,663	$1,853,107	$1,424,612
11/20	$1,673,262	$2,078,544	$1,616,242
12/20	$1,731,652	$2,172,053	$1,678,208
1/21	$1,707,391	$2,162,392	$1,662,838
2/21	$1,834,763	$2,229,983	$1,763,329
3/21	$1,937,873	$2,309,912	$1,867,090
4/21	$2,018,744	$2,428,986	$1,941,757
5/21	$2,052,104	$2,440,074	$1,987,087
6/21	$2,032,897	$2,500,244	$1,964,331
7/21	$2,029,864	$2,542,524	$1,980,031
8/21	$2,066,256	$2,615,032	$2,019,298
9/21	$2,008,636	$2,497,701	$1,949,010
10/21	$2,119,833	$2,666,606	$2,047,976
11/21	$2,028,853	$2,626,017	$1,975,805
12/21	$2,144,349	$2,729,426	$2,100,451
1/22	$2,156,602	$2,568,837	$2,051,524
2/22	$2,173,311	$2,504,130	$2,027,717
3/22	$2,198,932	$2,585,355	$2,084,958
4/22	$2,081,968	$2,353,339	$1,967,358
5/22	$2,123,184	$2,350,184	$2,005,603
6/22	$1,954,978	$2,153,571	$1,830,369
7/22	$2,086,423	$2,355,614	$1,951,746
8/22	$2,027,384	$2,267,704	$1,893,593
9/22	$1,874,773	$2,057,422	$1,727,549
10/22	$2,079,740	$2,226,143	$1,904,675
11/22	$2,187,793	$2,342,339	$2,023,701
12/22	$2,073,153	$2,205,187	$1,942,122
1/23	$2,197,148	$2,357,065	$2,042,764
2/23	$2,105,600	$2,301,973	$1,970,738
3/23	$2,012,893	$2,363,526	$1,961,662
4/23	$2,054,611	$2,388,708	$1,991,219
5/23	$2,007,099	$2,398,002	$1,914,422
6/23	$2,128,777	$2,561,751	$2,041,591
7/23	$2,234,231	$2,653,581	$2,113,383
8/23	$2,155,430	$2,602,357	$2,056,329
9/23	$2,063,882	$2,478,396	$1,976,977
10/23	$1,965,381	$2,412,697	$1,907,225
11/23	$2,103,282	$2,637,677	$2,051,125
12/23	$2,248,810	$2,777,584	$2,164,742
1/24	$2,180,736	$2,808,367	$2,166,983
2/24	$2,288,221	$2,960,386	$2,246,923
3/24	$2,418,396	$3,055,880	$2,359,257
4/24	$2,396,899	$2,921,416	$2,258,480
5/24	$2,476,915	$3,059,444	$2,330,074
6/24	$2,419,590	$3,154,157	$2,308,156
7/24	$2,501,995	$3,212,789	$2,426,153
8/24	$2,522,298	$3,282,727	$2,491,235
9/24	$2,582,011	$3,350,633	$2,525,813
10/24	$2,552,154	$3,326,028	$2,498,014
11/24	$2,710,992	$3,547,289	$2,657,534
12/24	$2,529,311	$3,438,865	$2,475,779
1/25	$2,617,232	$3,547,424	$2,590,370
2/25	$2,599,393	$3,479,441	$2,600,888
3/25	$2,515,295	$3,276,484	$2,528,656
4/25	$2,399,341	$3,254,502	$2,451,586
5/25	$2,501,278	$3,460,792	$2,537,673
6/25	$2,573,908	$3,636,610	$2,624,418
7/25	$2,576,457	$3,716,698	$2,639,487
8/25	$2,631,248	$3,802,709	$2,723,609
9/25	$2,680,942	$3,933,946	$2,764,294
10/25	$2,706,426	$4,018,258	$2,776,499
11/25	$2,776,508	$4,029,294	$2,850,252
12/25	$2,804,881	$4,028,473	$2,869,584
1/26	$2,924,725	$4,090,971	$3,000,553
2/26	$3,065,675	$4,072,829	$3,079,125

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	15.57%	10.36%	11.85%
Russell 3000® Index	17.02%	12.79%	15.07%
Russell 1000® Value Index	18.36%	11.78%	11.90%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 70,427,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,183,339
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$70,427,136
# of Portfolio Holdings	39
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$1,183,339

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	2.2%
Utilities	4.5%
Materials	5.7%
Communication Services	5.8%
Energy	7.6%
Consumer Staples	7.7%
Health Care	8.8%
Consumer Discretionary	9.2%
Information Technology	10.2%
Industrials	15.7%
Financials	22.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Exposure Basis Explanation [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	4.1%
Exxon Mobil Corp.	4.0%
Bristol-Myers Squibb Co.	3.5%
Bank of America Corp.	3.5%
Ball Corp.	3.2%
Meta Platforms, Inc., Class A	3.2%
United Parcel Service, Inc., Class B	3.2%
Micron Technology, Inc.	3.1%
Cisco Systems, Inc.	3.1%
Johnson Controls International PLC	3.0%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122